Income Taxes (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Mar. 31, 2015	Aug. 14, 2013	Jan. 31, 2010
Income Taxes [Line Items]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	$ 1.1	$ 2.4	$ 4.2
Equity method investment, ownership percentage	50.00%
Borgata
Income Taxes [Line Items]
Equity method investment, ownership percentage				50.00%